Share-Based Payment	12 Months Ended
Jun. 30, 2024
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 18 – SHARE-BASED PAYMENT

a)	The 2017 Stock Incentive Plan (the “2017 Plan”)

In November 2017, the Company’s shareholders and Board of Directors (“Board”) approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2017 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan. The grants under the 2017 Plan generally have a maximum contractual term of ten years from the date of grant. The terms of individual agreements for various grants under the 2017 Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

b)	2019 Equity Incentive Plan (the “2019 Plan”)

In April 2019, the Company’s shareholders and Board approved the 2019 Plan. The 2019 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2019 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan. No award was granted under the 2019 Plan.

c)	2020 Equity Incentive Plan (the “2020 Plan”)

In April 2020, the Company’s shareholders and Board approved the 2020 Plan. The 2020 Plan is to cancel the rest of authorized shares not granted under the 2017 and 2019 Plan. The 2020 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2020 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 11,011,663 shares for grants under the 2020 Plan. The grants under the 2020 Plan generally have a maximum contractual term of five years from the date of grant. The terms of individual agreements for various grants under the 2020 Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

Stock Options - continued

In March 2023, the Company’s shareholders and Board approved the 2023 Plan. The 2023 Plan is to cancel the rest of authorized shares not granted under the 2017, 2019 and 2020 Plan. The 2023 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2023 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 20,000,000 shares for grants under the 2023 Plan. The grants under the 2023 Plan generally have a maximum contractual term of five years from the date of grant. The terms of individual agreements for various grants under the 2023 Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

Stock Options

On August 31, 2021, the Company granted an aggregate of 2,790,300 stock options to key employees and senior executives under the 2020 plan. 200,000 stock options granted to the employees contains service condition, and 2,590,300 stock options granted to the employees and directors contains additional performance condition that the share numbers that will be vested is based on the performance appraisal of the grantees for the year 2022. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on August 31, 2022 and the second, third and fourth 25% vest on August 31, 2023, 2024 and 2025, respectively.

On January 31, 2022, the Company granted an aggregate of 1,300,000 stock options to key employees and senior executives under the 2020 plan. The stock options contain service condition only. The stock options are valid for a period of 5 years from the grant date and vest 25% each year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on January 31, 2023 and the second, third and fourth 25% vest on January 31, 2024, 2025 and 2026, respectively.

On November 14,2022, the Company granted an aggregate of 1,023,531 stock options to key employees and senior executives under the 2020 plan. The stock options contain service condition only. The stock options are valid for a period of 5 years from the grant date and vest 25% each year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 14,2023, and the second, third and fourth 25% vest on November 14, 2024, 2025 and 2026, respectively.

On August 16, 2023, the Company granted an aggregate of 1,535,000 stock options to key employees and senior executives under the 2020 plan. The stock options contain service condition only. The stock options are valid for a period of 5 years from the grant date and vest 25% each year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on August 16, 2024 and the second, third and fourth 25% vest on August 16, 2025, 2026 and 2027, respectively.

The options granted to employees are accounted for as equity awards and measured at their grant date fair value using binomial lattice model. The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $1,186,806, $1,000,105 and $1,196,971 were recognized for the years ended June 30, 2024, 2023 and 2022, respectively. The weighted-average grant-date fair value per share of options granted was $0.46 for senior executives and $0.44 for key employees during the year ended June 30, 2024, $0.58 for senior executives and $0.57 for key employees during the year ended June 30, 2023, and $1.13 for senior executives and $1.01 for key employees during the year ended June 30, 2022, respectively.

The assumptions used to value the Company’s stock options grants were as follows:

	2024	2023	2022

Expected volatility	42%	43%	40%
Risk-free interest rate	4.42%	4.00%	0.71~1.62%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Forfeited rates	12~30%	16~23%	12~19%
Fair market value per common share	0.98	1.135	1.92~3.15

Expected volatilities are based on historical volatilities of the similar public companies’ common shares over the respective expected term of the share-based awards. Risk-free interest rate is based on U.S. Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards. The exercise multiples are the share price multiples upon which the employees are likely to exercise share options. Fair market value per common share is the market value of the Company’s stocks on the grant date. The shares of common stock to be issued and/or sold upon the exercise of stock options are made available from authorized and unissued common stock.

The following table sets forth the summary of stock options activities:

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2023	5,225,362	2.22	1.08	2.8 years	356,642
Granted	1,535,000	0.80	0.45
Exercised	(41,500)	0.80	0.57		-
Forfeited or expired	(346,435)	1.41	0.71		-
Outstanding as of June 30, 2024	6,372,427	1.93	0.92	2.3 years	175,494
Outstanding and exercisable as of June 30, 2024	2,628,115	2.48	1.13		18,727
Vested and expected to vest as of June 30, 2024	5,293,215	2.06	0.22	2.3 years	125,998

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in fiscal 2024 and the options’ respective exercise price. Total intrinsic value of options exercised for the year ended June 30, 2024,2023 and 2022 was nil, nil and $1,125, respectively. The total fair value of options vested during the years ended June 30, 2024, 2023 and 2022 was $1,098,566, $1,152,356 and $505,295, respectively.

As of June 30, 2024, there was $506,804 of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested stock options granted to the Company’s employees and directors. Total unrecognized compensation cost is expected to be recognized over a period of 1.37 years as of June 30, 2024. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Share Units

During the year ended June 30, 2022, the Company granted 2,519,600 RSUs to key employees under the 2020 Plan. The RSUs granted to the employees fully vest on specified dates within four years.

During the year ended June 30, 2023, the Company granted 1,161,000 RSUs to key employees under the 2020 Plan. The RSUs granted to the employees fully vest on grant date.

During the year ended June 30, 2024, the Company granted 1,934,000 RSUs to key employees under the 2023 Plan. The RSUs granted to the employees fully vest on grant date.

The fair value of the RSU is the fair value of the Company’s ordinary shares at their respective grant dates.

The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $1,981,210, $1,478,190 and $5,987,891 was recognized for the years ended June 30, 2024, 2023 and 2022, respectively.

The following table sets forth the summary of RSUs activities:

	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2023	103,900	3.07
Granted	1,934,000	0.98
Vested	(1,977,300)	1.03
Forfeited or expired	-	-
Outstanding as of June 30, 2024	60,600	3.02

As of June 30, 2024, there was $43,812 of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested, service-based RSUs granted to the Company’s employees and directors. The RSUs are expected to be recognized over a weighted-average period of 0.9 years. The total fair value of the restricted share units vested was $1,935,396, $3,870,449 and $4,617,882 during the years ended June 30, 2024, 2023 and 2022, respectively. The weighted-average grant-date fair value per share of RSUs granted was $0.98, $1.14 and $2.52 during the years ended June 30, 2024, 2023 and 2022, respectively.

The following table summarizes the total share-based compensation expense recognized by the Company:

	2024	2023	2022
Cost of revenues	11,467	16,212	36,906
Selling and marketing expenses	275,562	129,060	165,209
General and administrative expenses	2,880,987	2,333,023	6,982,747
Total	3,168,016	2,478,295	7,184,862